Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of December 2013

Collection Period Start	1-Dec-13	Distribution Date	15-Jan-14
Collection Period End	31-Dec-13	30/360 Days	30
Beg. of Interest Period	16-Dec-13	Actual/360 Days	30
End of Interest Period	15-Jan-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,616,273.65	660,555,107.46	637,464,766.48	0.7054596
Total Securities		903,616,273.65	660,555,107.46	637,464,766.48	0.7054596
Class A-1 Notes	0.250000%	107,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	143,000,000.00	85,605,466.77	75,865,293.44	0.5305265
Class A-2b Notes	0.266600%	196,000,000.00	117,333,367.04	103,983,199.39	0.5305265
Class A-3 Notes	0.580000%	214,000,000.00	214,000,000.00	214,000,000.00	1.0000000
Class A-4 Notes	0.740000%	90,000,000.00	90,000,000.00	90,000,000.00	1.0000000
Certificates	0.000000%	153,616,273.65	153,616,273.65	153,616,273.65	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	9,740,173.33	32,102.05	68.1131002	0.2244899
Class A-2b Notes	13,350,167.65	26,067.56	68.1131002	0.1329978
Class A-3 Notes	0.00	103,433.33	0.0000000	0.4833333
Class A-4 Notes	0.00	55,500.00	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	23,090,340.98	217,102.94

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,397,355.78
Monthly Interest				3,130,601.09
Total Monthly Payments				12,527,956.87

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				383,678.87
Aggregate Sales Proceeds Advance				7,378,138.61
Total Advances				7,761,817.48

Vehicle Disposition Proceeds:
Reallocation Payments				3,276,459.00
Repurchase Payments				164,196.92
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,438,514.14
Excess Wear and Tear and Excess Mileage				36,855.83
Remaining Payoffs				0.00
Net Insurance Proceeds				352,226.19
Residual Value Surplus				28,019.52
Total Collections				31,586,045.95

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	2,665,197.00			169
Involuntary Repossession	153,606.00			11
Voluntary Repossession	48,449.00			3
Full Termination	391,520.00			26
Bankruptcy	17,687.00			1
Insurance Payoff		346,281.37		19
Customer Payoff			63,497.79	3
Grounding Dealer Payoff			5,620,553.38	253
Dealer Purchase			1,121,946.31	49
Total	3,276,459.00	346,281.37	6,805,997.48	534

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of December 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	34,522	749,622,946.56	7.00000%	660,555,107.46
Total Depreciation Received		(10,308,403.82)		(8,476,090.57)
Principal Amount of Gross Losses	(41)	(828,113.53)		(733,674.15)
Repurchase / Reallocation	(12)	(184,072.18)		(164,196.92)
Early Terminations	(325)	(6,563,183.03)		(5,769,669.75)
Scheduled Terminations	(418)	(8,796,157.09)		(7,946,709.59)
Pool Balance - End of Period	33,726	722,943,016.91		637,464,766.48

Remaining Pool Balance
Lease Payment				152,103,571.39
Residual Value				485,361,195.09
Total				637,464,766.48

III. DISTRIBUTIONS

Total Collections					31,586,045.95
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					31,586,045.95

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					462,748.12
3. Reimbursement of Sales Proceeds Advance					2,951,153.31
4. Servicing Fee:
Servicing Fee Due					550,462.59
Servicing Fee Paid					550,462.59
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					3,964,364.02

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					32,102.05

Class A-2 Notes Monthly Interest Paid					32,102.05
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					26,067.56

Class A-2 Notes Monthly Interest Paid					26,067.56
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					103,433.33

Class A-3 Notes Monthly Interest Paid					103,433.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of December 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	55,500.00

Class A-4 Notes Monthly Interest Paid	55,500.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	217,102.94
Total Note and Certificate Monthly Interest Paid	217,102.94
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	27,404,578.99

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	23,090,340.98

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	23,090,340.98
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,314,238.01

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of December 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,518,081.37
Required Reserve Account Amount		13,554,244.10
Beginning Reserve Account Balance		13,554,244.10
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,554,244.10
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,314,238.01
Gross Reserve Account Balance		17,868,482.11
Remaining Available Collections Released to Seller		4,314,238.01
Total Ending Reserve Account Balance		13,554,244.10

V. POOL STATISTICS

Weighted Average Remaining Maturity		13.33
Monthly Prepayment Speed		79%
Lifetime Prepayment Speed		79%

	$	units
Recoveries of Defaulted and Casualty Receivables	575,846.40
Securitization Value of Defaulted Receivables and Casualty Receivables	733,674.15	41
Aggregate Defaulted and Casualty Gain (Loss)	(157,827.75)
Pool Balance at Beginning of Collection Period	660,555,107.46
Net Loss Ratio	-0.0239%

Cumulative Net Losses for all Periods	0.1344%	1,214,625.84

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,450,697.44	251
61-90 Days Delinquent	1,339,848.85	70
91-120+ Days Delinquent	666,719.10	36
Total Delinquent Receivables:	6,457,265.39	357
60+ Days Delinquencies as Percentage of Receivables	0.30%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	3,056,717.00	195
Securitization Value	3,471,020.73
Aggregate Residual Gain (Loss)	(414,303.73)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	27,110,303.35	1,713
Cumulative Securitization Value	30,748,009.89
Cumulative Residual Gain (Loss)	(3,637,706.54)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		5,827,946.89
Reimbursement of Outstanding Advance		2,951,153.31
Additional Advances for current period		7,378,138.61
Ending Balance of Residual Advance		10,254,932.19

Beginning Balance of Payment Advance		1,183,102.05
Reimbursement of Outstanding Payment Advance		462,748.12
Additional Payment Advances for current period		383,678.87
Ending Balance of Payment Advance		1,104,032.80

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of December 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No